Stock Options and Other Share-Based Awards (Stock Options Activity) (Details) (Liberty Incentive Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
LINTA
Options
Outstanding at beginning of the year (in shares)	14,741,992
Granted (in shares)	4,187,768
Exercised (in shares)	(2,776,282)
Forfeited (in shares)	(515,339)
Outstanding at end of the year (in shares)	15,638,139	14,741,992
Weighted average exercise price
Outstanding at beginning of the year ( in dollars per share)	$ 14.53
Granted (in dollars per share)	$ 21.08
Exercised (in dollars per share)	$ 10.19
Forfeited (in dollars per share)	$ 15.87
Outstanding at ending of the year ( in dollars per share)	$ 17.01	$ 14.53
Additional Stock Option Disclosures
Aggregate intrinsic value (000s)	$ 192,975	$ 75,897
Weighted average remaining life (years)	4 years 4 months 24 days	4 years 7 months 6 days
Exercisable at December 31, 2013
Options (in shares)	5,932,895
Weighted average exercise price (in dollars per share)	$ 13.44
Aggregate intrinsic value (000s)	94,400
Weighted average remaining life (years)	3 years 2 months 12 days
LVNTA
Options
Outstanding at beginning of the year (in shares)	220,606
Granted (in shares)	0
Exercised (in shares)	0
Forfeited (in shares)	0
Outstanding at end of the year (in shares)	220,606	220,606
Weighted average exercise price
Outstanding at beginning of the year ( in dollars per share)	$ 58.80
Granted (in dollars per share)	$ 0.00
Exercised (in dollars per share)	$ 0.00
Forfeited (in dollars per share)	$ 0.00
Outstanding at ending of the year ( in dollars per share)	$ 58.80	$ 58.80
Additional Stock Option Disclosures
Aggregate intrinsic value (000s)	14,072	1,977
Weighted average remaining life (years)	3 years 7 months 6 days	4 years 7 months 6 days
Exercisable at December 31, 2013
Options (in shares)	71,554
Weighted average exercise price (in dollars per share)	$ 58.80
Aggregate intrinsic value (000s)	$ 4,564
Weighted average remaining life (years)	2 years 7 months 6 days